Trade and Other Receivables - Narrative (Details) - Measured at fair value through other comprehensive income - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Financial assets	¥ 228,811	¥ 169,117
Trade and other receivables
Disclosure of financial assets [line items]
Financial assets	¥ 71,080	¥ 20,665